Mortgage Banking Activities, Managed Servicing Portfolio Components (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	$ 1,904	$ 1,906
Total managed servicing portfolio	2,362	2,400
Ratio of MSRs to related loans serviced for others	0.88%	0.67%
Commercial Mortgage Servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	419	408
Owned loans serviced	107	106
Subservicing	7	13
Total managed servicing portfolio	533	527
Residential Mortgage Servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	1,485	1,498
Owned loans serviced	338	368
Subservicing	6	7
Total managed servicing portfolio	$ 1,829	$ 1,873